Accrued expenses, accounts payable and other liabilities (Details) $ in Millions	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Current:
Payables and accruals for cost of revenue and sales and marketing expenses	¥ 110,887,000,000		¥ 118,057,000,000
Other deposits and advances received	53,793,000,000		54,508,000,000
Payable to merchants and third party marketing affiliates	44,845,000,000		32,989,000,000
Accrued bonus and staff costs, including sales commission	31,705,000,000		29,631,000,000
Payables and accruals for purchases of property and equipment	34,312,000,000		19,840,000,000
Other taxes payable	7,641,000,000		7,934,000,000
Operating lease liabilities	¥ 3,944,000,000		¥ 5,871,000,000
Operating lease liabilities, Statement of Financial Position	Current accrued expenses, accounts payable and other liabilities	Current accrued expenses, accounts payable and other liabilities	Current accrued expenses, accounts payable and other liabilities
Contingent and deferred consideration in relation to investments and acquisitions	¥ 8,590,000,000		¥ 1,094,000,000
Others	28,690,000,000		18,456,000,000
Current accrued expenses, accounts payable and other liabilities	332,537,000,000	$ 45,825	297,883,000,000
Non-current:
Operating lease liabilities	¥ 13,463,000,000		¥ 28,967,000,000
Operating lease liabilities, Statement of Financial Position	Other liabilities	Other liabilities	Other liabilities
Contingent and deferred consideration in relation to investments and acquisitions	¥ 1,370,000,000		¥ 1,473,000,000
Others	2,811,000,000		1,427,000,000
Other liabilities	17,644,000,000	$ 2,432	31,867,000,000
Short term Investments and Other Treasury Investments
Non-current:
Payables and accruals for cost of revenue and sales and marketing expenses include payables	3,697,000,000		0
Affiliated Entity [Member]
Current:
Amounts due to related companies	¥ 8,130,000,000		¥ 9,503,000,000